Revenue - Summary Of Disaggregation Of Revenue Based On Method Of Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,867	$ 781	$ 14,856	$ 1,553
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	11,858	24	14,847	360
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Total revenue	$ 9	$ 757	$ 9	$ 1,193